Share Capital (Details) - Schedule of Continuity Outstanding Share Purchase Warrants - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Schedule of Continuity Outstanding Share Purchase Warrants [Line Items]
Number Outstanding, Beginning Balance	329,908		18,692
Weighted Average Exercise Price, Beginning Balance	$ 91.84		$ 1,639.2
Number Outstanding,Exercised	(283,875)
Weighted Average Exercise Price, Exercised	$ 16.19
Number Outstanding,Expired			(11,662)
Weighted Average Exercise Price, Expired			$ 1,540.8
Number Outstanding,Issued	850,612		322,878
Weighted Average Exercise Price, Issued	$ 3.83		$ 54.72
Number Outstanding, Ending Balance	896,645	[1]	329,908
Weighted Average Exercise Price, Ending Balance	$ 32.36	[1]	$ 91.84

[1]	Unit A warrant balance is 7,030 as of December 31, 2023 and 2022.